GENERAL (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue	$ 101,636	$ 85,988	$ 122,000